SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9 - SUBSEQUENT EVENTS Management has evaluated subsequent events through the date of the filing of this report.	NOTE 9 - SUBSEQUENT EVENTS Management has evaluated subsequent events through the date of the filing of this report